LEASE	12 Months Ended
Dec. 31, 2022
LEASE
LEASE

5.   LEASE

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2021	2022

	(HK$ in thousands)

Operating lease right-of-use assets	243,859	196,864
Operating lease liabilities	260,579	211,143

The following table presents operating lease expense reported in the consolidated statements of comprehensive income related to the Group’s leases:

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)

Operating lease cost	64,594	106,459	119,854

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2022 to the present value of its operating lease payments:

December 31, 2022
(HK$ in thousands)

2023	111,603
2024	55,478
2025	42,339
2026	12,073
2027 and thereafter	2,043
Total undiscounted operating lease payments	223,536
Less: imputed interest	(12,393)
Present value of operating lease liabilities	211,143